UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number :                 811-10301
                                    --------------------------

                              Ashport Mutual Funds
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-305-921-8100

Date of fiscal year end:  November 30
                          -----------

Date of reporting period:  November 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                            FINANCIAL STATEMENTS

                                                               NOVEMBER 30, 2004

Ashport Mutual Funds
                                Table of Contents
                                November 30, 2004

CONTENTS
                                                                          Page
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

         Letter to Our Shareholders                                       1 - 8

         Schedules of Investments                                        9 - 11

         Statements of Assets and Liabilities                              12

         Statements of Operations                                          13

         Statements of Changes in Net Assets                             14 - 15

         Financial Highlights                                            16 - 21

         Notes to Financial Statements                                   22 - 30

         Report of Independent Auditors                                    31

         The Trustees of Your Fund                                         32

                ................................................

Performance of the Ashport Mutual Funds is compared to various market indices. Unlike mutual funds, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.

Performance calculation reflect fee waivers / expense reimbursements in effect. Without such fee waiver / expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

-------------------------------------
NOT FDIC INSURED
MAY LOSE VALUE / NO BANK GUARANTEE
-------------------------------------

ASHPORT MUTUAL FUNDS

Dear Shareholders,                                              January 19, 2005

During the first part of 2004, the economy shifted into high gear. Corporate earnings consistently beat Wall Street's expectations. Consumer spending continued to fuel the economy and after a multi-year drought companies began to ramp up their spending.

The equity markets, however, had an ambivalent reaction to the positive economic data. Initially the markets rose steadily through February. Then, the difficult situation in Iraq, constant fear of terrorism, raising oil prices and the fear of rising interest rates led to a pullback this spring. Looking ahead, we have the 2004 presidential election and international security will dominate the headlines. It is likely that these events will continue to distract investors. Nevertheless, we believe that the economy and the markets remain strong. Rising interest rates may have a short-term dampening effect, but we expect some growth over the next six months to be very strong.

Finally, we want to thank you for the confidence you have placed in Ashport. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

Respectfully submitted,

Joseph Turnes                                                      David Vurgait
StateTrust Capital, CEO &                                          President
Chief Investment Officer

Dear Shareholders:

The Year in Review

The U.S. economy reached a more mature phase of the business cycle during the period ended November 30, 2004. This phenomenon was marked by lower realized and forecasted gross domestic product (GDP) growth rates, reduced forecasts for future corporate earnings growth and a cumulative reported over a million jobs created during the period. The Federal Reserve (Fed), observing these changes, raised the Fed Funds rate several times and inflation, as measured both by the Consumer Price Index and Producer Price Index, rose during this time period. The election, oil and war dominated the news during the final quarter of the period. The unemployment rate experienced a slight decline, driven in part by a rebound in manufacturing payrolls. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth.

Equity markets moved in a tight trading range over the period. Most broad-based equity indices ended the period with higher returns. The S&P 500 Index was up, returning 10.93% over the period. Large-cap stocks tended to perform similar to small-cap stocks, with the S&P MidCap 400 Index returning 12.39%. Political and economic uncertainty led investors to return to the relative safety of large-cap stocks. The S&P 500 outperformed the Nasdaq 100 Index(R), which posted a return of 6.97%.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Portfolio Matters

Ashport Large Cap

During a period that demonstrated no clear direction for the economy, investors gravitated toward the generally perceived less risky value stocks, which outperformed growth stocks. For large-cap stocks, the S&P 500/Barra Value Index rose 16.55%, 11.13% more than the S&P 500/Barra Growth Index, which rose 5.42%. The Ashport Large Cap Fund's return was 4.62% for Class A and 6.86% for Class C during the 12 months ended November 30, 2004. Although reduced significantly from the prior year, the Fund experienced a large turnover. Towards the latter part of the year the manager took an aggressive stance which led to constant repositioning of the Fund. The repositioning of the Fund causes large cash positions, which in turn, lowers the beta.

Top Industry/Sectors as of November 30, 2004

            Technology                                                   24.3%
            Health Care                                                  13.4%
            Financials                                                   12.6%
            Energy                                                       11.4%
            Capital Goods                                                 4.6%
            Communications Services                                       2.8%
            Evergreen Institution Money Market/Other                     30.9%
                                                                        -----
                                                                        100.0%
                                                                        =====

Average Annual Total Returns with Sales Charges

--------------------------------------------------------------------------------
Ashport Large Cap Fund                   1 - Year        Since Inception*
--------------------------------------------------------------------------------
Class A                                   4.62%             (1.08%)
--------------------------------------------------------------------------------
Class C                                   6.86%             16.79%
--------------------------------------------------------------------------------
S&P 500 Index **                         10.93%              1.00%
--------------------------------------------------------------------------------
S&P 500 Index ***                        10.93%             13.47%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was December 18, 2002. Returns are annualized.
**    From inception of Class A shares.
***   From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

      Growth of a Hypothetical $10,000 Investment
      (For the period from the commencement of the Fund's investment operations, December 18, 2001, through November 30, 2004.)

                   Hypothetical Return Comparison (US$ 10,000)

 [The following table was represented as a line chart in the printed material.]

                                       2001*        2002        2003       2004
                                       -----        ----        ----       ----
S&P 500** (10,671)                     10000        8214        9452       10671
Large Cap A (9,684)                     9524        7171        8819        9684
Large Cap C*** (13,536)                              9905      12544       13536

*     Inception date of Fund was 12/18/2001
**    With Dividend Reinvestment
***   Class C share inception date was 12/18/2002

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2004) and held for the entire period (through November 30, 2004).

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

---------------------------------------------------------------------------------------------------------
                                            Beginning            Ending            Expenses Paid
                                          Account Value      Account Value         During Period*
                     Large Cap Fund       May 31, 2004     November 30, 2004     November 30, 2004
             --------------------------------------------------------------------------------------------
Class A          Actual (5.02% return)      $1,000.00          $1,050.00               $13.00
                 Hypothetical**             $1,000.00          $1,050.00               $15.00
             --------------------------------------------------------------------------------------------
Class C          Actual (4.18% return)      $1,000.00          $1,042.00               $13.00
                 Hypothetical**             $1,000.00          $1,050.00               $15.00
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio for the Fund is 2.5% for Class A and 3% for Class C

**    assumes a 5% return before expense

Ashport Small/Mid Cap Fund

The Fund performed well during the first half of the fiscal year, in an environment characterized by rising optimism about the economy and corporate profitability. The backdrop changed midway through the fiscal year however, as confidence about the pace of the economic recovery weakened and investors pulled back from more economically sensitive parts of the market, such as information technology. The resulting market slump hit its lowest point in July, as concerns about high energy costs, the threats from international terrorism, and the slow pace of new-jobs growth permeated the market. Stock valuations dropped precipitously. In the final weeks of the fiscal year, however, stocks began to recover some of their lost ground. Underperformance relative to the benchmark, S&P MidCap 400 with a return of 12.39% for the 12 months ending November 30, 2004; during the second half of the fiscal year resulted in a lagging return versus those with a return of benchmark for the entire year. This underperformance was caused by selections within the information technology sector and two particularly poor-performing stocks, Flyi Inc and UTStarcom Inc. The Ashport Small/Mid Cap Fund's return was (2.79%) for Class A and 0.01% for Class C during the 12 months ended November 30, 2004.

Top Industry/Sectors as of November 30, 2004

                   Technology                                              26.8%
                   Basic Material                                          13.6%
                   Consumer-Cyclical                                        9.9%
                   Communications                                           7.6%
                   Financials                                               7.5%
                   Capital Goods                                            6.6%
                   Health Care                                              3.9%
                   Consumer Staplers                                        3.7%
                   Evergreen Institutional Money Market/Other              20.4%
                                                                          -----
                                                                          100.0%
                                                                          =====

Average Annual Total Returns with Sales Charges

--------------------------------------------------------------------------------
Ashport Small/Mid Cap Fund                  1 - Year            Since Inception*
--------------------------------------------------------------------------------
Class A                                      (2.79%)                 (0.61%)
--------------------------------------------------------------------------------
Class C                                       0.01%                   9.26%
--------------------------------------------------------------------------------
S&P MidCap 400**                             12.39%                   8.90%
--------------------------------------------------------------------------------
S&P MidCap 400***                            12.39%                  33.72%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was April 13, 2003. Returns are annualized.
**    From inception of Class A shares.
***   From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

      Growth of a Hypothetical $10,000 Investment
      (For the period from the commencement of the Fund's investment operations, December 18, 2001, through November 30, 2004)

                   Hypothetical Return Comparison (US$ 10,000)

 [The following table was represented as a line chart in the printed material.]

                                          2001*       2002       2003       2004
                                          -----       ----       ----       ----
S&P MidCap 400** (12,174)                10000        9045      11431      12174
Small MidCap A (9,822)                    9524        9362       9629       9822
Small MidCap C*** (11,558)                            9898      11443      11558

*     Inception date of Fund was 12/18/2001
**    With Dividend Reinvestment
***   Class C share inception date was 4/13/2003

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2004) and held for the entire period (through November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------------------------------------------------------------------------------------
                                                      Beginning                   Ending                    Expenses Paid
             Small/Mid                              Account Value             Account Value                 During Period*
             Cap Fund                               May 31, 2004            November 30, 2004             November 30, 2004
             ---------------------------------------------------------------------------------------------------------------------
Class A          Actual (1.04% return)                $1,000.00                 $1,010.00                       $13.00
                 Hypothetical**                       $1,000.00                 $1,025.00                       $15.00
             ---------------------------------------------------------------------------------------------------------------------
Class C          Actual (0.55% return)                $1,000.00                 $1,005.00                       $13.00
                 Hypothetical**                       $1,000.00                 $1,025.00                       $15.00
----------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio for the Fund is 2.5% for Class A and 3% for Class C
**    assumes a 5% return before expense

Ashport Global Fixed Income Fund

The price of the Long Bond fell during the period, as an increase in inflation led investors to anticipate higher yields long term. In mid-June, core CPI came in below forecasts for the first time during the year and Fed Chairman Alan Greenspan strongly reiterated the Fed's stance to raise rates at a "measured pace," removing inflationary pressures from the market. This outlook, along with increasing oil prices, prompted the Long Bond to rally and the yield to tumble to a low of 4.77% on September 27, 2004, and move up slightly to close out the period. With the rise in price of the Long Bond and the corresponding drop in yield, the Ashport Global Fixed Income Fund's return was (1.29%) for Class A and 2.16% for Class C during the 12 months ended November 30, 2004.

Top Industry/Sectors as of November 30, 2004

           US Bonds:
           Financials                                              5.6%
           Communications Services                                 4.8%
           Consumer-Cyclical                                       4.4%
           Consumer-Staples                                        4.4%
           Capital Goods                                           3.6%
           Energy                                                  2.3%

           Foreign Bonds:
           Brazil                                                  9.4%
           Europe                                                  5.3%
           Turkey                                                  4.8%
           Colombia                                                4.8%
           Russia                                                  4.7%
           Ecuador                                                 4.3%
           Dominican                                               3.7%
           Evergreen Institutional Money Market                   37.9%
                                                                 -----
                                                                 100.0%
                                                                 =====

Average Annual Total Returns with Sales Charges.

--------------------------------------------------------------------------------
Ashport Global Fixed Income Fund          1 - Year           Since Inception*
--------------------------------------------------------------------------------
Class A                                    (1.29%)              (1.61%)
--------------------------------------------------------------------------------
Class C                                     2.16%                0.84%
--------------------------------------------------------------------------------
Lehman Aggregate**                          5.02%                7.94%
--------------------------------------------------------------------------------
Lehman Aggregate***                         5.02%                7.87%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was December 24, 2002. Returns are annualized.
**    From inception of Class A shares.
***   From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

      Growth of a Hypothetical $10,000 Investment
      (For the period from the commencement of the Fund's investment operations, December 18, 2001, through November 30, 2004)

                   Hypothetical Return Comparison (US$ 10,000)

 [The following table was represented as a line chart in the printed material.]

                                          2001*       2002       2003       2004
                                          -----       ----       ----       ----
Lehman Aggregate** (12,358)              10000       10897      11921      12358
Fixed Income A (9,533)                    9524        9086       9200       9533
Fixed Income C*** (10,164)                            9897       9846      10164

*     Inception date of Fund was 12/18/2001
**    With Dividend Reinvestment
***   Class C share inception date was 12/24/2002

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2004) and held for the entire period (through November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------------------------------------------------------------------------------------
                                                      Beginning                   Ending                    Expenses Paid
             Fixed                                  Account Value             Account Value                 During Period*
             Income Fund                            May 31, 2004            November 30, 2004             November 30, 2004
             ---------------------------------------------------------------------------------------------------------------------
Class A          Actual (1.81% return)                $1,000.00                 $1,018.00                       $13.00
                 Hypothetical**                       $1,000.00                 $1,025.00                       $15.00
             ---------------------------------------------------------------------------------------------------------------------
Class C          Actual (1.62% return)                $1,000.00                 $1,016.00                       $13.00
                 Hypothetical**                       $1,000.00                 $1,025.00                       $15.00
----------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio for the Fund is 2.5% for Class A and 3% for Class C

**    assumes a 5% return before expense

Looking Ahead

In today's market environment, we believe that active growth managers should be able to add value based on fundamentally driven stock selection and sensitivity to valuations. With underlying economic and market factors supporting equities, investor focus continues to turn toward the more profitable, institutional-quality growth companies, across the investment spectrum, as they report superior earnings. We believe this should bode well for the growth segment, despite rising interest rates, high energy costs and slowing mutual fund flows. With the signs of a return to quality, we believe that it should continue to be a stock picker's market, unlike last year. As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

Joseph Turnes                                         David Vurgait
Portfolio Manager                                     President of Ashport Funds

Ashport Large Cap Fund
Schedule of Investments
November 30, 2004
                                                                     Percentage
                                                                         of
Common Stocks - 69.14%                           Shares     Value    Net Assets
                                                 ------  ----------  -----------

Energy
Burlington Resources Inc.                         890    $   41,305     3.79%
ConocoPhillips                                    447        40,673     3.73%
Unocal Corp.                                      932        42,909     3.94%
                                                         -----------  --------
                                                            124,887    11.45%
                                                         -----------  --------
Communication Services
Nextel Communications Inc. (a)                   1068        30,395     2.79%
                                                         -----------  --------

Financials
Citigroup Inc.                                   1082        48,419     4.44%
Hartford Financial Services Group Inc.            625        40,000     3.67%
JP Morgan Chase & Co.                            1301        48,983     4.49%
                                                         -----------  --------
                                                            137,402    12.60%
                                                         -----------  --------

Health Care
Alcon Inc.                                        404        30,106     2.76%
Boston Scientific Corp. (a)                      1194        41,563     3.81%
Forest Labs Inc. (a)                              804        31,332     2.87%
Merck & Co. Inc.                                 1507        42,226     3.87%
                                                         -----------  --------
                                                            145,227    13.32%
                                                         -----------  --------
Capital Goods
Steel Dynamics Inc.                             1,239        50,217     4.61%
                                                         -----------  --------

Technology
Cisco Systems Inc. (a)                          2,681        50,269     4.61%
Intel Corp.                                     2,159        48,318     4.43%
Lucent Technologies Inc. (a)                   10,324        40,573     3.72%
Microsoft Corp.                                 1,378        36,944     3.39%
Nokia Corp. (b)                                 2,993        48,397     4.44%
Symantec Corp. (a)                                645        41,158     3.78%
                                                         -----------  --------
                                                            265,659    24.37%
                                                         -----------  --------

TOTAL COMMON STOCKS (Cost $754,616)                         753,787    69.14%
                                                         -----------  --------

Money Market Securities - 34.24%
Evergreen Institutional Money Market Fund -
   Investment Shares , 1.6% (c)               373,302       373,302    34.24%
                                                         -----------  --------

TOTAL MONEY MARKET SECURITIES (Cost $373,302)               373,302    34.24%
                                                         -----------  --------

TOTAL INVESTMENTS (Cost $1,127,918) - 103.38%            $1,127,089   103.38%
                                                         ===========  ========

Ashport Small/Mid Cap Fund
Schedule of Investments
November 30, 2004
                                                                     Percentage
                                                                         of
Common Stocks - 79.69%                             Shares    Value   Net Assets
                                                   ----------------- -----------

Basic Materials
Headwaters Inc. (a)                                    938  $ 30,044      4.57%
Insteel Industries Inc. (a)                          1,617    33,731      5.13%
Schnitzer Steel Industries Inc.                        682    25,732      3.91%
                                                            ---------  ---------
                                                              89,507     13.62%
                                                            ---------  ---------
Capital Goods
MDC Holdings Inc.                                      319    24,148      3.67%
Thor Industries Inc.                                   562    18,771      2.86%
                                                            ---------  ---------
                                                              42,919      6.53%
                                                            ---------  ---------
Consumer-Cyclical
Claire's Stores Inc.                                 1,533    31,196      4.75%
Sanderson Farms Inc.                                   924    34,419      5.24%
                                                            ---------  ---------
                                                              65,615      9.98%
                                                            ---------  ---------

Consumer Staples
Tyson Foods Inc.                                     1,494    24,487      3.73%
                                                            ---------  ---------

Communications
Silicon Laboratories Inc. (a)                          610    18,386      2.80%
Tower Group Inc.                                     2,720    31,443      4.78%
                                                            ---------  ---------
                                                              49,829      7.58%
                                                            ---------  ---------
Financials
Brown & Brown Inc.                                     579    23,479      3.57%
Zenith National Insurance Corp.                        561    25,789      3.92%
                                                            ---------  ---------
                                                              49,268      7.50%
                                                            ---------  ---------
Health Care
LabOne Inc. (a)                                        855    25,778      3.92%
                                                            ---------  ---------

Technology
Apple Computer Inc. (a)                                364    24,406      3.71%
Brocade Communic Systems Inc. (a)                    3,611    25,024      3.81%
MEMC Electronic Materials Inc. (a)                   2,376    25,257      3.84%
MKS Instruments Inc. (a)                             1,122    19,063      2.90%
Omnivision Technologies Inc. (a)                     1,466    26,153      3.98%
Sandisk Corp. (a)                                      839    18,945      2.88%
Sirius Satellite Radio Inc. (a)                      2,819    18,690      2.84%
XM Satellite Radio Holdings Inc. (a)                   511    18,861      2.87%
                                                            ---------  ---------
                                                             176,399     26.84%
                                                            ---------  ---------

TOTAL COMMON STOCKS (Cost $517,090)                          523,802     79.69%
                                                            ---------  ---------

Money Market Securities - 31.36%
Evergreen Institutional Money Market Fund -
   Investment Shares , 1.6% (b)                    206,151   206,151     31.36%
                                                            ---------  ---------

TOTAL MONEY MARKET SECURITIES (Cost $206,151)                206,151     31.36%
                                                            ---------  ---------

TOTAL INVESTMENTS (Cost $723,241) - 111.05%                 $729,953    111.05%
                                                            =========  =========

Liabilities in excess of other assets - (11.05%)            (72,651)   (11.05%)
                                                            ---------  ---------

TOTAL NET ASSETS - 100.00%                                  $657,302    100.00%
                                                            =========  =========


(a)   Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.

Ashport Global Fixed Income Fund
Schedule of Investments
November 30, 2004
                                                                      Percentage
                                                Principal                of
                                                 Amount      Value    Net Assets
                                                ---------  ---------  ----------
Corporate Bonds - 25.16%
AT&T Corp 7.3% Due 11/15/11                      20,000      22,800     4.83%
Bank One Corp. 4.9% Due 04/30/15                 20,000      19,284     4.09%
General Motors 7.25% Due 03/02/11                20,000      20,850     4.42%
GMAC Smartnote 7.000% Due 10/15/11                7,000       7,230     1.53%
Hertz Corp 6.25% Due 03/15/09                    20,000      20,718     4.39%
McDonnell Douglas 6.875% Due 11/1/06             10,000      10,618     2.25%
Raytheon 6.750% Due 8/15/07                       6,000       6,484     1.37%
                                                 10,000      10,777     2.28%
                                                           ---------  ------

TOTAL CORPORATE BONDS (Cost $119,930)                       118,761    25.16%
                                                           ---------  ------

Foreign Bonds - 37.04%
Colombia 10.0% Due 01/23/12                       20,000     22,700     4.81%
Dominican Republic 9.04% Due 01/23/13             20,000     17,440     3.70%
European Bank 6.25% Due 05/09/18                  25,000     25,096     5.32%
Fed. Brazil 10.0% Due 08/07/11                    20,000     22,250     4.71%
Petrobras 9.125% Due 07/02/12                     20,000     22,290     4.72%
Republic of Ecuador 12.0% 11/15/12                20,000     20,200     4.28%
Russian Fed. 8.25% Due 03/31/10                   20,000     22,024     4.67%
Turkey Republic 10.5% Due 01/13/08                20,000     22,800     4.83%
                                                           ---------  ------

TOTAL FOREIGN BONDS (Cost $164,877)                         174,800    37.04%
                                                           ---------  ------

Money Market Securities - 40.65%
Evergreen Institutional Money Market Fund -
   Investment Shares , 1.6% (a)                  191,853    191,853    40.65%
                                                           ---------  ------

TOTAL MONEY MARKET SECURITIES (Cost $191,853)               191,853    40.65%
                                                           ---------  ------

TOTAL INVESTMENTS (Cost $476,660) - 102.85%                $485,414   102.85%
                                                           =========  ======

Liabilities in excess of other assets - (2.85%)             (13,466)   (2.85%)
                                                           ---------  ------

TOTAL NET ASSETS - 100.00%                                 $471,948   100.00%
                                                           =========  ======


(a) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.

Ashport Mutual Funds
Statements of Assets and Liabilities
November 30, 2004

                                                                 Ashport Large   Ashport Small/Mid    Ashport Global
                                                                   Cap Fund         Cap Fund         Fixed Income Fund
                                                                  ----------------------------------------------------
Assets:
Investments in securities:
   At cost                                                        $ 1,127,918      $   723,241        $   476,660
                                                                  ================================================
   At market value                                                $ 1,127,089      $   729,953        $   485,414

Dividends receivable                                                    4,244               --                 --
Interest receivable                                                        --               --              5,158
Receivable for investments sold                                        53,165           55,499                 --
Receivable for reimbursement from advisor                               7,741            7,821              6,371
                                                                  ------------------------------------------------
     Total assets                                                   1,192,239          793,273            496,943
                                                                  ------------------------------------------------

Liabilities:
Accrued advisor fees                                                    1,162              697                208
Accrued administration fees                                               235              141                104
Accrued distributor fees                                                1,292              702              1,093
Accrued expenses                                                        8,317            8,317              8,317
Payable for fund shares redeemed                                           --            5,128             15,273
Payable for investments purchased                                      90,958          120,986                 --
                                                                  ------------------------------------------------
     Total liabilities                                                101,964          135,971             24,995
                                                                  ------------------------------------------------

Net Assets:                                                       $ 1,090,275      $   657,302        $   471,948
                                                                  ================================================

Net Assets consist of:
Paid in capital                                                     1,096,303          650,871            463,607
Accumulated net realized gain (loss) on investments                    (5,199)            (281)              (413)
Net unrealized appreciation (depreciation) on investments                (829)           6,712              8,754
                                                                  ------------------------------------------------

                                                                  $ 1,090,275      $   657,302        $   471,948
                                                                  ================================================

Class A: (a)
Net asset value per share and redemption price per share
(350,563 / 41,342,   292,195 / 29,781,   218,129 / 22,166,
respectively)                                                     $      8.48      $      9.81        $      9.84
                                                                  ================================================

Maximum offering price per share
(8.48 / 95.25%,   9.81 / 95.25%,   9.84 / 95.25%, respectively)   $      8.90      $     10.30        $     10.33
                                                                  ================================================

Minimum redemption price per share (b)
(8.48 * 98%,   9.81 * 98%,   9.84 * 98%, respectively)            $      8.31      $      9.61        $      9.64
                                                                  ================================================


Class C: (a)
Net asset value per share and redemption price per share
(739,712 / 89,364,   365,107 / 37,775,   253,819 / 26,056,
respectively)                                                     $      8.28      $      9.67        $      9.74
                                                                  ================================================

Maximum offering price per share
(8.28 / 99%,   9.67 / 99%,   9.74 / 99%, respectively)            $      8.36      $      9.77        $      9.84
                                                                  ================================================

Minimum redemption price per share (b)
(8.28 * 98%,   9.67 * 98%,   9.74 * 98%, respectively)            $      8.11      $      9.48        $      9.55
                                                                  ================================================

(a) Each Fund is comprised of an unlimited number of $.01 par value Class A and Class C shares.

(b) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 5 days of purchase.

Ashport Mutual Funds
Statements of Operations
For the year ended November 30, 2004


                                                                 Ashport Large    Ashport Small/Mid    Ashport Global
                                                                    Cap Fund          Cap Fund        Fixed Income Fund
                                                                --------------    -----------------   -----------------
Investment Income
Dividend income                                                     $ 14,330          $  4,496          $  1,984
Interest income                                                           --                --            17,323
                                                                    --------          --------          --------
  Total Income                                                        14,330             4,496            19,307
                                                                    --------          --------          --------

Expenses
Investment advisor fee (Note 3)                                       11,019             7,165             2,191
Administration expenses                                                2,225             1,447             1,096
12b-1 fee, Class A                                                       718               589               461
12b-1 fee, Class C                                                     6,011             3,424             2,503
Trustee expenses                                                       2,500             2,500             2,500
Custodian expenses                                                     4,800             4,850             4,800
Insurance expenses                                                       683               638               638
Printing expenses                                                        724               724               724
Taxes                                                                    461               146                --
Professional expenses                                                 29,893            29,892            29,892
                                                                    --------          --------          --------
  Total Expenses                                                      59,034            51,375            44,805

Expenses waived/reimbursed by advisor (Note 3)                       (36,236) )  )     (36,044) )  )     (34,125)
                                                                    --------          --------          --------
Total operating expenses                                              22,798            15,331            10,680
                                                                    --------          --------          --------
Net Investment Income (Loss)                                          (8,468) )  )     (10,835) )  )       8,627
                                                                    --------          --------          --------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                            68,534            20,752               581
Change in net unrealized appreciation
   on investment securities                                            9,121               740             7,371
                                                                    --------          --------          --------
Net realized and unrealized gain on investment securities  77,655     21,492             7,952
                                                                    --------          --------          --------
Net increase in net assets resulting from operations                $ 69,187          $ 10,657          $ 16,579
                                                                    ========          ========          ========

Ashport Mutual Funds
Statements of Changes in Net Assets

                                                                       Ashport Large                Ashport Small/Mid
                                                                         Cap Fund                      Cap Fund
                                                                -------------------------------------------------------
                                                                Year ended     Year ended     Year ended     Year ended
Increase (Decrease) in Net Assets                               11/30/2004     11/30/2003     11/30/2004     11/30/2003
                                                               --------------------------------------------------------
Operations:
  Net investment income (loss)                                 $    (8,468)   $    (4,235)   $   (10,835)   $    (4,529)
  Net realized gain (loss) on investment securities                 68,534         94,484         20,752         20,805
  Change in net unrealized appreciation (depreciation)               9,121        (10,237)           740          5,420
                                                               --------------------------------------------------------
  Net increase in net assets resulting from operations              69,187         80,012         10,657         21,696
                                                               --------------------------------------------------------

Distributions:
  From net realized gain - Class A                                 (48,175)            --        (11,175)            --
  From net realized gain - Class C                                 (99,572)            --        (14,703)            --
  From return of capital - Class A                                      --             --         (1,243)            --
  From return of capital - Class C                                      --             --         (1,599)            --
                                                               --------------------------------------------------------
  Total distributions                                             (147,747)            --        (28,720)            --
                                                               --------------------------------------------------------

Capital Share Transactions - Class A:
  Proceeds from shares sold                                        107,360        157,830         65,630        164,635
  Reinvestment of distributions                                     48,175             --         12,418             --
  Amount paid for shares repurchased                                (2,060)        (4,606)        (3,079)        (7,469)
                                                               --------------------------------------------------------
                                                                   153,475        153,224         74,969        157,166
Capital Share Transactions - Class C:
  Proceeds from shares sold                                        354,942        368,475        170,988        241,785
  Reinvestment of distributions                                     99,572             --         16,302             --
  Amount paid for shares repurchased                               (44,506)       (30,686)       (47,060)       (11,569)
                                                               --------------------------------------------------------
                                                                   410,008        337,789        140,230        230,216
  Net increase (decrease) in net assets resulting
     from share transactions                                       563,483        491,013        215,199        387,382
                                                               --------------------------------------------------------

                                                               --------------------------------------------------------
Total Increase (Decrease) in Net Assets                            484,923        571,025        197,136        409,078
                                                               --------------------------------------------------------

Net Assets:
  Beginning of year                                                605,352         34,327        460,166         51,088
                                                               --------------------------------------------------------

  End of year                                                  $ 1,090,275    $   605,352    $   657,302    $   460,166
                                                               ========================================================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                       --             --             --             --
                                                               --------------------------------------------------------

Ashport Mutual Funds
Statements of Changes in Net Assets - continued

                                                                      Ashport Global
                                                                    Fixed Income Fund
                                                         -------------------------------------
                                                            Year ended          Year ended
Increase (Decrease) in Net Assets                        November 30, 2004   November 30, 2003
                                                         -----------------   -----------------
Operations:
  Net investment income (loss)                              $   8,627          $  (4,711)
  Net realized gain (loss) on investment securities               581              1,237
  Change in net unrealized appreciation (depreciation)          7,371              1,196
                                                            ---------          ---------
  Net increase in net assets resulting from operations         16,579             (2,278)
                                                            ---------          ---------

Distributions:
  From net investment income - Class A                         (3,705)                --
  From net investment income - Class C                         (4,617)                --
                                                            ---------          ---------
  Total distributions                                          (8,322)                --
                                                            ---------          ---------

Capital Share Transactions - Class A:
  Proceeds from shares sold                                    43,465            134,493
  Reinvestment of distributions                                 3,705                 --
  Amount paid for shares repurchased                               --                 --
                                                            ---------          ---------
                                                               47,170            134,493
Capital Share Transactions - Class C:
  Proceeds from shares sold                                    91,475            242,116
  Reinvestment of distributions                                 4,617                 --
  Amount paid for shares repurchased                          (85,690)                --
                                                            ---------          ---------
                                                               10,402            242,116
  Net increase (decrease) in net assets
resulting
     from share transactions                                   57,572            376,609
                                                            ---------          ---------

                                                            ---------          ---------
Total Increase (Decrease) in Net Assets                        65,829            374,331
                                                            ---------          ---------

Net Assets:
  Beginning of year                                           406,119             31,788
                                                            ---------          ---------

  End of year                                               $ 471,948          $ 406,119
                                                            =========          =========

Accumulated undistributed net
   investment income included
   in net assets at end of period                                  --                 --
                                                            ---------          ---------

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                            Ashport Large Cap Fund
                                                                                    Class A
                                                      ----------------------------------------------------------------
                                                            Year                  Year                  Year
                                                           ended                  ended                 ended
                                                      November 30, 2004      November 30, 2003    November 30, 2002(a)
                                                      -----------------      -----------------    --------------------
Selected Per Share Data
Net asset value, beginning of period                     $      9.26           $      7.53           $     10.00
                                                         -----------           -----------           -----------
Income from investment operations
  Net investment income (loss)                                 (0.11)                (0.12)                (0.16)
  Net realized and unrealized gain (loss)                       1.04                  1.85                 (2.31)
                                                         -----------           -----------           -----------
Total from investment operations                                0.93                  1.73                 (2.47)
                                                         -----------           -----------           -----------
Less Distributions to Shareholders:
  From net realized gain                                       (1.71)                   --                    --
                                                         -----------           -----------           -----------
Total distributions                                            (1.71)                   --                    --
                                                         -----------           -----------           -----------

Net asset value, end of period                           $      8.48           $      9.26           $      7.53
                                                         ===========           ===========           ===========

Total Return                                                    9.81%                22.97%           -24.70%(b)

Ratios and Supplemental Data
Net assets, end of period                                $   350,563           $   218,054           $    34,327
Ratio of expenses to average net assets                         2.16%                 2.68%                 3.92%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                6.08%                13.88%                87.30%(c)
Ratio of net investment income to
   average net assets                                          (1.33)%               (1.45)%          (2.73)%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement            (5.25)%              (12.65)%         (86.11)%(c)
Portfolio turnover rate                                          518%                  826%                  298%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     Ashport Large Cap Fund
                                                                            Class C
                                                              -----------------------------------------
                                                                  Year                  Year
                                                                  ended                 ended
                                                              November 30, 2004    November 30, 2003(a)
                                                              -----------------    --------------------
Selected Per Share Data
Net asset value, beginning of period                           $      9.22           $      7.28
                                                               -----------           -----------
Income from investment operations
  Net investment income (loss)                                       (0.07)                (0.12)
  Net realized and unrealized gain (loss)                             0.84                  2.06
                                                               -----------           -----------
Total from investment operations                                      0.77                  1.94
                                                               -----------           -----------
Less Distributions to Shareholders:
  From net realized gain                                             (1.71)                   --
                                                               -----------           -----------
Total distributions                                                  (1.71)                   --
                                                               -----------           -----------

Net asset value, end of period                                 $      8.28           $      9.22
                                                               ===========           ===========

Total Return                                                          7.90%                26.65%(b)

Ratios and Supplemental Data
Net assets, end of period                                      $   739,712           $   387,298
Ratio of expenses to average net assets                               2.78%                 2.64%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                      6.95%                13.66%(c)
Ratio of net investment income to
   average net assets                                                (0.78)%              (1.42)%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                  (4.96)%             (15.08)%(c)
Portfolio turnover rate                                                518%                  826%

(a) For the period December 18, 2002 (Commencement of Operations) to November 2003.
(b)   Not annualized.
(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                          Ashport Small/MidCap Fund
                                                                                  Class A
                                                    ---------------------------------------------------------------
                                                            Year               Year                   Year
                                                            ended              ended                 ended
                                                     November 30, 2004     November 30, 2003   November 30, 2002(a)
                                                    ------------------     -----------------   --------------------
Selected Per Share Data
Net asset value, beginning of period                  $     10.11             $      9.83         $     10.00
                                                      -----------             -----------         -----------
Income from investment operations
  Net investment income (loss)                              (0.16)                  (0.17)              (0.20)
  Net realized and unrealized gain (loss)                    0.37                    0.45                0.03
                                                      -----------             -----------         -----------
Total from investment operations                             0.21                    0.28               (0.17)
                                                      -----------             -----------         -----------
Less Distributions to Shareholders:
  From net realized gain                                    (0.47)                     --                  --
  From return of capital                                    (0.04)                     --                  --
                                                      -----------             -----------         -----------
Total distributions                                         (0.51)                     --                  --
                                                      -----------             -----------         -----------

Net asset value, end of period                        $      9.81             $     10.11         $      9.83
                                                      ===========             ===========         ===========

Total Return                                                 2.01%                   2.85%          -1.70%(b)

Ratios and Supplemental Data
Net assets, end of period                             $   292,195             $   219,918         $    51,088
Ratio of expenses to average net assets                      2.25%                   2.98%               3.91%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                             8.44%                  18.74%              70.92%(c)
Ratio of net investment income to
   average net assets                                       (1.69)%                 (2.21)%            (3.16)%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement         (7.88)%                (17.97)%           (70.17)%(c)
Portfolio turnover rate                                       439%                    374%                  9%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                              Ashport Small/Mid Cap Fund
                                                                       Class C
                                                    --------------------------------------------
                                                         Year                     Year
                                                        ended                     ended
                                                    November 30, 2004       November 30, 2003(a)
                                                    ------------------      --------------------
Selected Per Share Data
Net asset value, beginning of period                  $     10.07              $      8.71
                                                      -----------              -----------
Income from investment operations
  Net investment income (loss)                              (0.19)                   (0.16)
  Net realized and unrealized gain (loss)                    0.30                     1.52
                                                      -----------              -----------
Total from investment operations                             0.11                     1.36
                                                      -----------              -----------
Less Distributions to Shareholders:
  From net realized gain                                    (0.47)                      --
  From return of capital                                    (0.04)                      --
                                                      -----------              -----------
Total distributions                                         (0.51)                      --
                                                      -----------              -----------

Net asset value, end of period                        $      9.67              $     10.07
                                                      ===========              ===========

Total Return                                                 1.00%                   15.61%(b)

Ratios and Supplemental Data
Net assets, end of period                             $   365,107              $   240,248
Ratio of expenses to average net assets                      2.95%                    2.54%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                             9.29%                   15.94%(c)
Ratio of net investment income to
   average net assets                                       (2.02)%                 (1.88)%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement         (8.35)%                (15.29)%(c)
Portfolio turnover rate                                       439%                     374%

(a) For the period April 13, 2003 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                        Ashport Global Fixed Income Fund
                                                                                   Class A
                                                        -----------------------------------------------------------------
                                                              Year                   Year                  Year
                                                             ended                  ended                 ended
                                                        November 30, 2004      November 30, 2003     November 30, 2002(a)
                                                        -----------------------------------------------------------------
Selected Per Share Data
Net asset value, beginning of period                    $      9.66               $      9.54           $     10.00
                                                        ------------------------------------------------------------
Income from investment operations
  Net investment income (loss)                                 0.22                      0.04                  0.21
  Net realized and unrealized gain (loss)                      0.13                      0.08                 (0.67)
                                                        ------------------------------------------------------------
Total from investment operations                               0.35                      0.12                 (0.46)
                                                        ------------------------------------------------------------
Less Distributions to Shareholders:
  From net investment income                                  (0.17)                       --                    --
                                                        ------------------------------------------------------------
Total distributions                                           (0.17)                       --                    --
                                                        ------------------------------------------------------------

Net asset value, end of period                          $      9.84               $      9.66           $      9.54
                                                        ============================================================

Total Return                                                   3.62%                     1.26%                -4.60%(b)

Ratios and Supplemental Data
Net assets, end of period                               $   218,129               $   166,334           $    31,788
Ratio of expenses to average net assets                        2.17%                     3.48%                 3.92%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                               9.82%                    13.92%                75.61%(c)
Ratio of net investment income to
   average net assets                                          2.28%                    (1.73)%                2.33%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement           (5.36)%                  (12.17)%              (69.36)%(c)
Portfolio turnover rate                                          68%                      196%                  148%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                             Ashport Global Fixed Income Fund
                                                                        Fund
                                                                       Class C
                                                         ------------------------------------------
                                                              Year                  Year
                                                             ended                 ended
                                                         November 30, 2004     November 30, 2003(a)
                                                         ------------------------------------------
Selected Per Share Data
Net asset value, beginning of period                     $      9.60              $      9.65
                                                         -----------              -----------
Income from investment operations
  Net investment income (loss)                                  0.17                    (0.14)
  Net realized and unrealized gain (loss)                       0.14                     0.09
                                                         -----------              -----------
Total from investment operations                                0.31                    (0.05)
                                                         -----------              -----------
Less Distributions to Shareholders:
  From net investment income                                   (0.17)                      --
                                                         -----------              -----------
Total distributions                                            (0.17)                      --
                                                         -----------              -----------

Net asset value, end of period                           $      9.74              $      9.60
                                                         ===========              ===========

Total Return                                                    3.23%                   -0.52%(b)

Ratios and Supplemental Data
Net assets, end of period                                $   253,819              $   239,785
Ratio of expenses to average net assets                         2.66%                    3.48%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                               10.65%                   13.90%(c)
Ratio of net investment income to
   average net assets                                           1.76%                   (1.73)%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement            (6.23)%                 (12.15)%(c)
Portfolio turnover rate                                        68%                     196%

(a) For the period December 24, 2002 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                                November 30, 2004

NOTE 1. ORGANIZATION AND RELATED MATTERS

Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001 and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative capital shares outstanding. Class C shares automatically convert to Class A shares on the eighth anniversary of issuance. The investment objective of the Ashport Large Cap Fund is to achieve long-term growth of capital. The investment objective of the Ashport Small/Mid Cap Fund is to achieve above-average total return. The investment objective of the Ashport Global Fixed Income Fund is to achieve high income and capital appreciation.

Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003, are reflected in these financial statements under the Global Fixed Income Fund name.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Advisor under the direction of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2004 - Continued

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income

The funds record security transactions based on trade date plus one, except for reporting purposes on semi-annual report dates when trade date is used. Net realized gains and losses on sales of securities are determined by the first in first out method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended November 30, 2004, net investment loss of $8,468 for the Large Cap Fund was reclassified to short-term gains and $4,963 of prior year net investment loss was reclassified to short-term gains. For the Small/Mid Cap Fund, net investment loss of $7,993 was reclassified to short-term gains, distributions in excess of short-term gains in the amount of $2,842 were reclassified from distributions of short-term gains to a return of capital, and $5,573 of prior year net investment loss was reclassified to short-term gains. For the Global Fixed Income Fund, $3,692 of excess distribution of net investment income was reclassified to paid in capital.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2004 - Continued

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute its taxable income to its shareholders. Therefore, no federal income tax provision is required.

NOTE 3.  RELATED PARTY TRANSACTIONS

The Adviser is StateTrust Capital, LLC (the "Adviser"). Under its Advisory Agreement (the "Agreement") with the Funds, the Adviser is responsible for the day to day management of each of the Funds in accordance with their investment objectives and policies. Furthermore, the Adviser is responsible for the investment performance of the Funds. For its services, the Adviser receives an annual advisory fee of 1.25% of the Large Cap and Small/Mid Cap Funds' average daily net assets and 0.50% of the Global Fixed Income Fund's average daily net assets, calculated and accrued daily and paid monthly. The Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including the expenses of the Trustees and Officers of the Trust who are employees of the Adviser or its affiliates. For the fiscal year ended November 30, 2004, the Adviser earned a fee of $11,019 from the Large Cap Fund, $7,165 from the Small/Mid Cap Fund, and $2,191 from the Global Fixed Income Fund. The Adviser entered into an expense reimbursement contract with the Funds capping the overall expenses at 3.5% of the average daily net assets of each Fund through February 29, 2004. Effective March 1, 2004, the overall expense cap was reduced to 3.0% of average daily net assets of each Fund through May 31, 2004. Effective June 1, 2004, the overall expense cap has been reduced to 2.5% of average daily net assets of each Fund for the duration of the agreement, which expires December 20, 2005. Since the Funds are multi-class funds, the expenses for a particular class may be higher or lower than the 2.5% expense cap. For the fiscal year ended November 30, 2004, the Adviser waived fees and/or reimbursed expenses of $36,236 for the Large Cap Fund, $36,044 for the Small Mid/Cap Fund, and $34,125 for the Global Fixed Income Fund. Included in the reimbursed expenses is a voluntary reimbursement of November 30, 2003 12b-1 fees in the amount of $2,504, $1,515, and $1,812 for the Large Cap Fund, Small/Mid Cap Fund, and the Global Fixed Income Fund, respectively. At November 30, 2004, the Large Cap Fund, the Small/Mid Cap Fund, and the Global Fixed Income Fund had net receivables due from the Adviser of $6,579, $7,124, and $6,163, respectively.

Each Fund agrees to reimburse the Adviser on a monthly basis such waived/reimbursed fees, including any expenses borne by the Adviser in later periods provided, however that a Fund is not obligated to pay any such fees more than three years after the end of the fiscal year in which the fee or expense was waived/reimbursed. As of November 30, 2004, cumulative fees waived and expenses reimbursed amounted to $91,289, $90,491, and $84,520 for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. Should the Fund achieve and maintain a sufficient asset level to support repayment of these deferred amounts, an expense would be recorded in future periods to the extent that amount will not cause the Funds to exceed the stated percentage expense and time frame limitations. Waived/reimbursed expenses subject to potential recovery by date of expiration are as follows:

--------------------------------------------------------------------------------------------------------------
                                         December 1, 2005     December 1, 2006    December 1, 2007       Total
--------------------------------------------------------------------------------------------------------------
Ashport Large Cap                           $22,275                $32,778            $36,236          $91,289
--------------------------------------------------------------------------------------------------------------
Ashport Small/Mid Cap                        22,139                 32,308             36,044           90,491
--------------------------------------------------------------------------------------------------------------
Ashport Global Fixed Income                  21,941                 28,454             34,125           84,520
--------------------------------------------------------------------------------------------------------------

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2004 - Continued

NOTE 3. RELATED PARTY TRANSACTIONS (CONTINUED)

Administration Agreement

StateTrust Capital, LLC serves as administrator (the "Administrator") of each fund. Pursuant to the terms of the Administration Agreement, the Administrator or its appointed agents will be responsible for the day to day administrative tasks of the fund. Each Fund will pay StateTrust Capital, LLC an administration fee of 0.25% of the average daily net assets, calculated daily and paid on a monthly basis. For the year ended November 30, 2004, administrative fees for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund amounted to $2,225, $1,447, and $1,096, respectively, and were included as administration fees in the accompanying statement of operations. At November 30, 2004, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the administrator for $235, $141, and $104 respectively.

Transfer Agent Agreement

StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

Distribution Plan

StateTrust Investment, Inc. serves as the Trust's Distributor (the "Distributor"). Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Funds have adopted a Distribution Agreement and a Rule 12b-1 Plan for shares of each fund to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares. Pursuant to the Distribution Agreement, the Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of the purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Pursuant to the Rule 12b-1 Plan, all "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 1.00% of the daily net assets, respectively. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor. For the year ended November 30, 2004 distribution fees by the distributor amounted to $6,729, $4,013, and $2,964, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as 12b-1 fees in the accompanying statements of operations. At November 30, 2004, distribution fees due to the Distributor amounted to $1,292, $702, and $1,093, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in accrued distributor fees in the accompanying statement of assets and liabilities.

Sales charges paid to the Distributor, on Class A and Class C shares amounted to $1,898 and $3,275 for the Large Cap Fund. Sales charges paid to the Distributor, for the Small/Mid Cap Fund, on Class A and Class C shares amounted to $2,115 and $1,413. Sales charges paid to the Distributor on Class A and Class C shares amounted to $1,721 and $924 for the Global Fixed Income Fund.

Certain officers and trustees of the Trust are also officers and directors of StateTrust Capital, LLC and StateTrust Investments, Inc.

Brokerage Commissions

The Distributor charges all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $6,661, $5,975, and $0 for the year-end November 30, 2004 for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund, respectively.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2004 - Continued

NOTE 4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities were as follows for each Fund (excluding short-term investments and U.S. government obligations):

                    Large Cap          Small/Mid Cap       Global Fixed
                     Fund                Fund              Income Fund
--------------------------------------------------------------------------------

Purchases          $3,840,031          $2,197,031          $  386,461
Sales               3,550,048           1,938,130             169,400

As of November 30, 2004, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                                      Large Cap   Small/Mid Cap   Global Fixed
                                        Fund          Fund         Income Fund
--------------------------------------------------------------------------------
Gross Appreciation                    $  9,735      $ 16,255        $ 11,210
Gross Depreciation                     (28,014)       (9,543)         (2,456)
--------------------------------------------------------------------------------
Net Appreciation/
(Depreciation) on
Investments                            (18,279)        6,712           8,754
--------------------------------------------------------------------------------

The Funds' cost basis in investments at November 30, 2004, were the same for both U.S. federal income tax and financial statement purposes for the Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $723,241 and $476,660, respectively. The Large Cap Fund's cost basis in investments at November 30, 2004, for US federal income tax purposes amounted to $1,145,368. The difference between book cost and tax cost are due to the deferral of post-October losses.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

On January 15, 2004, distributions of $85,936 (or $1.21 per share) and $16,717 (or $0.33 per share), for the Large Cap Fund and Small/Mid Cap Fund, respectively, were declared and the dividends were paid on January 20, 2004 to shareholders of record on January 15, 2004.

On November 23, 2004, distributions of $61,811 (or $0.50 per share), $9,161 (or $0.14 per share), and $8,322 (or $0.17 per share) for the Large Cap Fund, Small/Mid Cap Fund, and Global Fixed Income Fund respectively, were declared and the dividends were paid on November 26, 2004 to shareholders of record on November 24, 2004. A return of capital distribution of $2,842 (or $0.04 per share) was paid to Small/Mid Cap Fund to shareholders of record on November 24, 2004.

The tax character of distributions paid during 2004 and 2003 was as follows for the Large Cap Fund:

                                      2004         2003
-----------------------------------------------------------
Distributions paid from:
Ordinary income                    $  147,747            --
Long-term capital gain                     --            --
-----------------------------------------------------------
                                   $  147,747            --
-----------------------------------------------------------

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2004 - Continued

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

As of November 30, 2004, the components of distributable earnings for the Large Cap Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                                   $ 12,251
Undistributed long-term gain
Undistributed depreciation                                              (18,279)
                                                                       --------
                                                                       ($ 6,028)
                                                                       ========

The tax character of distributions paid during 2004 and 2003 was as follows for the Small/Cap Fund:

                                                    2004            2003
-------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                $    25,878             --
Long-term capital gain                                  --             --
Return of capital                                    2,842             --
-------------------------------------------------------------------------
                                               $    28,720             --
-------------------------------------------------------------------------

As of November 30, 2004, the components of distributable earnings for the Small/Mid Cap Fund on a tax basis were as follow:

Undistributed ordinary income (loss)                                    ($  281)
Undistributed long-term gain                                                 --

Undistributed depreciation                                                6,712
                                                                        -------
                                                                        $ 6,431
                                                                        =======

The tax character of distributions paid during 2004 and 2003 was as follows for the Global Fixed Income Fund:

                                                                2004       2003
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                $8,322         --
Long-term capital gain                                             --         --
--------------------------------------------------------------------------------
                                                               $8,322         --
--------------------------------------------------------------------------------

As of November 30, 2004, the components of distributable earnings for the Global Fixed Income Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                                    ($  413)
Undistributed long-term gain                                                 --
Undistributed depreciation                                                8,754
                                                                        -------
                                                                        $ 8,341
                                                                        =======

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2004 - Continued

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS

Shares of capital stock sold and redeemed for the year ended November 30, 2004, were as follows:
--------------------------------------------------------------------------------
         Large Cap Fund                                       2004         2003
                                                             Shares       Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                   12,292     17,320
Shares issued from reinvestments                               5,505         --
Shares redeemed                                                 (238)      (524)
--------------------------------------------------------------------------------
Net increase from capital
share transactions                                            17,566     18,979
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                                   41,175     49,651
Shares issued from reinvestments                              11,529         --
Shares redeemed                                               (5,359)     7,632
--------------------------------------------------------------------------------
Net increase from capital
share transactions                                            47,345     42,010
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Small/Mid Cap Fund                          2004        2003
                                                              Shares      Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                    7,101     17,320
Shares issued from reinvestments                              12,250         --
Shares redeemed                                                 (319)      (766)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                             8,032     16,554
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                                   17,381     27,126
Shares issued from reinvestments                               1,653         --
Shares redeemed                                               (5,113)    (3,272)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                            13,921     23,854
--------------------------------------------------------------------------------

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2004 - Continued

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                Global Fixed Income Fund                        2004       2003
                                                               Shares     Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                    4,577     13,886
Shares issued from reinvestments                                 370         --
Shares redeemed                                                   --         --
--------------------------------------------------------------------------------
Net increase from capital
share transactions                                             4,947     13,886
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                                    9,533     24,967
Shares issued from reinvestments                                 465         --
Shares redeemed                                               (8,909)    (3,272)
--------------------------------------------------------------------------------
Net increase from capital
share transactions                                             7,089     24,967
--------------------------------------------------------------------------------

NOTE 7. CAPITAL LOSS CARRYFORWARDS

Global Fixed Income Fund

At November 30, 2004, the Global Fixed Income Fund had available for federal tax purposes an unused capital loss carryforward of $413, which expires in 2008.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2004, Pershing, LLC held 96.9% of the Large Cap Fund of the Small/Mid Cap Fund, and 88.6% of the Global Fixed Income Fund in omnibus accounts for the benefit of others.

NOTE 9. CHANGE IN ACCOUNTANTS

On August 12, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace Kaufman, Rossin & Co. as the Funds' independent auditors for the 2004 fiscal year. The Funds' selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

Kaufman, Rossin & Co. report dated January 9, 2004 on the Funds' financial statements as of November 30, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2004 - Continued

NOTE 9. CHANGE IN ACCOUNTANTS (CONTINUED)

Cohen, there were no disagreements between the Funds and Kaufman, Rossin & Co. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which such disagreements, if not resolved to the satisfaction of Kaufman, Rossin & Co. would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such period.

Neither the Funds nor anyone on their behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds' financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as describe in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees
Ashport Large Cap Fund
Ashport Small/Mid Cap Fund
Ashport Global Fixed Income Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ashport Mutual Funds (comprising the Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and the Ashport Global Fixed Income Fund), as of November 30, 2004, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2003 and the financial highlights for the periods indicated prior to November 30, 2004 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of November 30, 2004 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective portfolios constituting the Ashport Mutual Funds as of November 30, 2004, the results of their operations, changes in their net assets, and their financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Westlake, Ohio
January 19, 2005

                            The Trustees of Your Fund

The business affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about the Trust's Board of Trustees and is available, without charge, upon request, by calling 888-282-2290 or by writing to Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131.

-------------------------------------------------------------------------------------------------------------
Name, Address and   Position(s)    Term of      Principal Occupation(s) During     Number of   Other
Age                 Held with      Office and   Past 5 Years                       Portfolios  Trusteeships
                    Funds          Length of                                       in Fund     held  by
                                   Time Served                                     Complex     Trustee
                                                                                   Overseen
                                                                                   by Trustee
-------------------------------------------------------------------------------------------------------------
David Vugait, 39    Trustee and    2001         Director and adviser of the        3           None
                    President                   Adviser, President of the
                                                Distributor and primary
                                                portfolio manager for the
                                                Funds. Prior to founding The
                                                StateTrust Group in 1999, Mr.
                                                Vurgait served as Vice President
                                                of the Corporate Finance area of
                                                Andino Capital Markets, Inc.
                                                (ACM ) from 1996 through 1999.
-------------------------------------------------------------------------------------------------------------
Jeffrey W.          Trustee and    2001         Chief operating officer of the     3           None
Cimbal, CPA, CFP,   Chief                       Adviser and Chief Compliance
45                  Compliance                  Officer for the Distributor.
                    Officer                     Prior to joining the Investment
                                                Manager in 2000, Mr. Cimbal
                                                served as Vice President and CFO
                                                for CecWest Securities, Inc. and
                                                NASD registered brokerage firm
                                                from 1986 through 2000.
-------------------------------------------------------------------------------------------------------------
W. Brian Barrett,   Trustee        2001         Chartered Financial Analyst.       3           None
CFA+, 48                                        Associate professor of Finance
                                                with the University of Miami.
-------------------------------------------------------------------------------------------------------------
Jaime Maya+, 47.    Trustee        2001         Mr. Maya has served as a           3           None
                                                Certified Public Accountant
                                                since 1985.
-------------------------------------------------------------------------------------------------------------
Anthony T.          Trustee        2004         An attorney with Shutts & Bowen    3           None
Golden+, 39                                     Trust & Estate Practice Group.
                                                Mr. Golden's practice
                                                concentrates in the areas of
                                                complex taxation, estate
                                                planning and estate
                                                administration.
-------------------------------------------------------------------------------------------------------------
Timothy R.          Trustee        2004         Associate Professor of Finance     3           None
Burch+, 37                                      with the University of Miami
-------------------------------------------------------------------------------------------------------------

+     Independent Trustees.

Item 2. Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on it's audit committee and that he is "independent."

Item 4.  Principal Accountant Fees and Services

(a).     Audit Fees -               $ 21,800.00
(b).     Audit Related Fees -       $    750.00
(c).     Tax Fees -                 $  1,950.00
(d).     All Other Fees -           $         0

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

Exhibit 1. StateTrust - Code of Conduct Policy.

Exhibit 2 (a). Certification required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 2 (b). Certification required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
By (Signature and Title)*  /s/Jeffrey Cimbal
                           -----------------
                           Jeffrey Cimbal, Chief Financial Officer
Date     February 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/David Vurgait
                           ----------------
                           David Vurgait, President
Date  February 2, 2005